Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Shares Issued	For the avoidance of doubt, the liquidation preference is intended to provide the Investor (and its permitted assigns) with an aggregate liquidation payment of $2,500,000.
	Total as of December 31, 2024	Total as of December 31, 2023
Shares issued to investors	—	1,302,082
Total shares issued	—	1,302,082

Schedule of Common Stock Options Issued

The following is the common stock options issued to employees and consultants for services during the year ended December 31, 2024:

Common Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
Outstanding at January 1, 2024	—	—	—	—
Granted	2,866,750	$1.86	5	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2024	2,866,750	$1.86	4.92	—
Exercisable at December 31, 2024	—	—	—	—

Schedule of Closing Stock Price

The Company valued the options using the closing stock price of the Company’s common Stock on the date of grant and the following assumptions:

	2024	2023
Volatility (based on peer companies)	106%	—
Risk Free Interest Rate	4.09%	—
Dividends	None	—
Estimated Life in years	2.95	—